Ordinary Shares (Details)	1 Months Ended
	Jun. 30, 2019 shares	Aug. 31, 2018 shares	Jul. 31, 2018 shares	Jun. 30, 2018 shares	Nov. 30, 2017 Vote shares	Oct. 31, 2017 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2017 shares	Sep. 25, 2017 $ / shares shares	Jun. 01, 2017 $ / shares shares
Class of Stock
Ordinary shares, shares authorized (in shares)											1,000,000,000
Ordinary shares issued (in shares)							430,463,797	430,463,797		345,541,350	1
Ordinary shares, shares outstanding (in shares)							423,627,480	422,683,735		345,541,350	1
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.0001			$ 0.0001	$ 0.0001
Shares issued during period new issues						345,541,350
Class A ordinary shares
Class of Stock
Ordinary shares issued (in shares)							333,992,002	333,992,002
Ordinary shares, shares outstanding (in shares)							327,155,685	326,211,940
Shares issued during period new issues	2,400,000	8,000,000
Number of votes per share | Vote					1
Conversion basis (as a percent)					5.00%
Shares converted			243,069,555
Class A ordinary shares | Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook")
Class of Stock
Shares issued during period new issues				5,772,447
Class A ordinary shares | IPO
Class of Stock
Shares issued during period new issues					68,750,000
Class B ordinary shares
Class of Stock
Ordinary shares issued (in shares)			102,471,795				96,471,795	96,471,795
Ordinary shares, shares outstanding (in shares)							96,471,795	96,471,795	345,541,350
Number of votes per share | Vote					10
Class B ordinary shares | Mr. Chenchao Zhuang
Class of Stock
Ordinary shares issued (in shares)					27,100,830
Class B ordinary Shares one
Class of Stock
Number of shares redesignated	6,000,000